Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Summary of Stock Awards Available for Grant	Plans Eligibility Granted Vesting Period Maximum Term Settlement Stock Options Officers and eligible employees Annually 25 percent per year over four years 10 years Shares 1 Performance Share Units ("PSUs") Officers and eligible employees Annually On third anniversary of grant date based on total shareholder return over a three-year performance cycle, compared to average total shareholder return of a peer group of companies over the same period Not applicable Cash Restricted Share Units ("RSUs") Officers and eligible employees Annually On third anniversary of grant date and not subject to performance conditions Not applicable Cash Deferred Share Units ("DSUs") Non-executive directors At the discretion of the Board of Directors Fully vest upon grant Not applicable Cash 2 Stock Appreciation Rights ("SARs") / Tandem Stock Appreciation Rights ("TSARs") 3 Awards no longer granted; legacy awards only Awards no longer granted; legacy awards only 25 percent per year over four years 10 years Cash 1 Stock options may also be settled by cash settlement or, if approved by the Company, by a broker-assisted "cashless exercise" arrangement or a “net exercise” arrangement. 2 Directors can redeem their DSUs for cash only when they leave the Board of Directors for an amount equal to the market value of the common shares at the time of redemption or as mandated by the Nutrien DSU Plan. 3 Holders of TSARs have the ability to choose between (a) receiving in cash the price of our shares on the date of exercise in excess of the exercise price of the right or (b) receiving common shares by paying the exercise price of the right. Our past experience and future expectation is that substantially all TSAR holders will elect to choose the f
Summary of Stock Option Plans	Number of Shares Subject to Option Weighted Average Exercise Price 2022 2021 2022 2021 Outstanding – beginning of year 6,744,720 10,997,892 54.87 53.59 Granted 375,483 1,518,490 77.50 56.62 Exercised (3,066,148) (4,336,682) 54.37 45.24 Forfeited or cancelled (66,219) (375,005) 65.92 50.34 Expired (102,358) (1,059,975) 99.53 85.66 Outstanding – end of year 3,885,478 6,744,720 55.48 54.87
Summary of Stock Options Outstanding Range of Exercise Price	The following table summarizes information about our stock options outstanding as at December 31, 2022, with expiry dates ranging from May 2023 to February 2032: Options Outstanding Options Exercisable Weighted Weighted Weighted Average Average Average Remaining Exercise Exercise Range of Exercise Prices Number Life in Years Price Number Price $37.84 to $41.31 154,255 3 39.08 154,255 39.08 $41.32 to $43.36 1,084,241 5 42.23 194,063 42.23 $43.37 to $52.75 473,441 4 46.15 473,441 46.15 $52.76 to $55.08 487,590 4 53.54 234,175 53.54 $55.09 to $64.43 964,532 7 56.62 82,592 56.62 $64.44 to $109.45 721,419 5 84.78 375,420 91.49 3,885,478 5 55.48 1,513,946 57.89
Compensation Expense for all Employee and Director Share-based Compensation Plans	Options Outstanding Options Exercisable Weighted Weighted Weighted Average Average Average Remaining Exercise Exercise Range of Exercise Prices Number Life in Years Price Number Price $37.84 to $41.31 154,255 3 39.08 154,255 39.08 $41.32 to $43.36 1,084,241 5 42.23 194,063 42.23 $43.37 to $52.75 473,441 4 46.15 473,441 46.15 $52.76 to $55.08 487,590 4 53.54 234,175 53.54 $55.09 to $64.43 964,532 7 56.62 82,592 56.62 $64.44 to $109.45 721,419 5 84.78 375,420 91.49 3,885,478 5 55.48 1,513,946 57.89 Units Granted Units Outstanding Compensation Expense in 2022 as at December 31, 2022 2022 2021 Stock options 375,483 3,885,478 11 14 PSUs 508,528 2,011,838 13 104 RSUs 497,766 1,483,868 33 47 DSUs 23,721 392,550 2 12 SARs/TSARs ‐ 228,172 4 21 63 198
Summary of Weighted Average Assumptions by Year of Grant	The weighted average assumptions by year of grant that impacted current year results are as follows: Year of Grant Assumptions Based On 2022 2021 Exercise price per option Quoted market closing price of common shares on the last trading day immediately preceding the date of the grant 77.50 56.64 Expected annual dividend yield (%) Annualized dividend rate as of the date of the grant 2.45 3.22 Expected volatility (%) Historical volatility of Nutrien's shares over a period commensurate with the expected life of the grant 30 29 Risk-free interest rate (%) Zero-coupon government issues implied yield available on equivalent remaining term at the time of the grant 2.00 1.11 Average expected life of options (years)Historical experience 8.5 8.5